Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Schedule of inventories

	Thousands of Euros
	31/12/2020	31/12/2019
Goods for resale	158,049	139,738
Raw materials and supplies	595,392	766,089
Work in progress and semi-finished goods	654,724	921,240
Finished goods	594,116	515,523
	2,002,281	2,342,590

Schedule of movement in inventory provision

	Thousands of Euros
	31/12/2020	31/12/2019	31/12/2018
Balance at 1 January	104,251	48,840	35,764
Net charge for the year	42,255	42,096	10,398
Cancellations for the year	(189)	(118)	(558)
Translation differences	(23,704)	13,433	3,236
Balance at 31 December	122,613	104,251	48,840